Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds - Distribution of Fixed Rate Annuities' Account Values (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Effects of Reinsurance [Line Items]
Subtotal	$ 11,947	$ 12,492
Ceded reinsurance	24,956	26,776
Total	36,903	39,268
1.0%
Effects of Reinsurance [Line Items]
Subtotal	6,423	6,757
>1.0% - 2.0%
Effects of Reinsurance [Line Items]
Subtotal	269	298
>2.0% - 3.0%
Effects of Reinsurance [Line Items]
Subtotal	4,313	4,461
>3.0% - 4.0%
Effects of Reinsurance [Line Items]
Subtotal	594	623
>4.0% - 5.0%
Effects of Reinsurance [Line Items]
Subtotal	276	280
>5.0% - 5.5%
Effects of Reinsurance [Line Items]
Subtotal	72	73
Fixed annuity
Effects of Reinsurance [Line Items]
Subtotal	2,027	2,041
Ceded reinsurance	12,086	12,924
Total	14,113	14,965
Fixed annuity | 1.0%
Effects of Reinsurance [Line Items]
Subtotal	155	91
Fixed annuity | >1.0% - 2.0%
Effects of Reinsurance [Line Items]
Subtotal	54	59
Fixed annuity | >2.0% - 3.0%
Effects of Reinsurance [Line Items]
Subtotal	876	915
Fixed annuity | >3.0% - 4.0%
Effects of Reinsurance [Line Items]
Subtotal	594	623
Fixed annuity | >4.0% - 5.0%
Effects of Reinsurance [Line Items]
Subtotal	276	280
Fixed annuity | >5.0% - 5.5%
Effects of Reinsurance [Line Items]
Subtotal	72	73
Fixed index annuity
Effects of Reinsurance [Line Items]
Subtotal	463	357
Ceded reinsurance	12,870	13,852
Total	13,333	14,209
Fixed index annuity | 1.0%
Effects of Reinsurance [Line Items]
Subtotal	279	164
Fixed index annuity | >1.0% - 2.0%
Effects of Reinsurance [Line Items]
Subtotal	1	3
Fixed index annuity | >2.0% - 3.0%
Effects of Reinsurance [Line Items]
Subtotal	183	190
Fixed index annuity | >3.0% - 4.0%
Effects of Reinsurance [Line Items]
Subtotal	0	0
Fixed index annuity | >4.0% - 5.0%
Effects of Reinsurance [Line Items]
Subtotal	0	0
Fixed index annuity | >5.0% - 5.5%
Effects of Reinsurance [Line Items]
Subtotal	0	0
RILA
Effects of Reinsurance [Line Items]
Subtotal	1	0
Ceded reinsurance	0	0
Total	1	0
RILA | 1.0%
Effects of Reinsurance [Line Items]
Subtotal	1	0
RILA | >1.0% - 2.0%
Effects of Reinsurance [Line Items]
Subtotal	0	0
RILA | >2.0% - 3.0%
Effects of Reinsurance [Line Items]
Subtotal	0	0
RILA | >3.0% - 4.0%
Effects of Reinsurance [Line Items]
Subtotal	0	0
RILA | >4.0% - 5.0%
Effects of Reinsurance [Line Items]
Subtotal	0	0
RILA | >5.0% - 5.5%
Effects of Reinsurance [Line Items]
Subtotal	0	0
Variable annuity fixed option
Effects of Reinsurance [Line Items]
Subtotal	9,456	10,094
Ceded reinsurance	0	0
Total	9,456	10,094
Variable annuity fixed option | 1.0%
Effects of Reinsurance [Line Items]
Subtotal	5,988	6,502
Variable annuity fixed option | >1.0% - 2.0%
Effects of Reinsurance [Line Items]
Subtotal	214	236
Variable annuity fixed option | >2.0% - 3.0%
Effects of Reinsurance [Line Items]
Subtotal	3,254	3,356
Variable annuity fixed option | >3.0% - 4.0%
Effects of Reinsurance [Line Items]
Subtotal	0	0
Variable annuity fixed option | >4.0% - 5.0%
Effects of Reinsurance [Line Items]
Subtotal	0	0
Variable annuity fixed option | >5.0% - 5.5%
Effects of Reinsurance [Line Items]
Subtotal	$ 0	$ 0